SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Options, Outstanding, Balance	2,670,000	1,900,000	1,900,000
Weighted- Average Exercise Price per Share, Outstanding, Balance	$ 0.62	$ 0.66	$ 0.66
Weighted- Average Remaining Life (Years)	6 years 2 months 15 days	6 years 2 months 15 days	5 years 9 months 29 days	6 years 9 months 29 days
Number of option, Aggregate Intrinsic Value (Per Option) - Balance
Number of options, granted		770,000
Weighted average exercise price per share, granted		$ 0.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Granted, Weighted Average Remaining Contractual Term
Number of Options, Outstanding, Balance	2,670,000	2,670,000	1,900,000	1,900,000
Weighted- Average Exercise Price per Share, Outstanding, Balance	$ 0.62	$ 0.62	$ 0.66	$ 0.66
Number of option, Aggregate Intrinsic Value (Per Option), Exercisable - Balance
Number of Options, Exercisable Outstanding, Balance	2,670,000	1,900,000
Weighted-Average Exercise Price per Share, Exercisable, Balance	$ 0.62	$ 0.66
Weighted- Average Remaining Life (Years), Exercisable	4 years 9 months 29 days	4 years 9 months 29 days